Restructuring and Other Items - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Cash payments	$ 114,000
2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Closing provision	2,553,000
Cash payments	444,000
2014 Restructuring Provisions | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Closing provision	2,553,000
Cash payments	444,000
2013 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	9,033,000
Closing provision	423,000
Cash payments	8,513,000
Restructuring and other charges		9,000,000
Manchester, United Kingdom facility closure | 2014 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	8,796,000		8,796,000
Asset write-off	5,629,000		5,629,000
Closing provision			3,167,000
Manchester, United Kingdom facility closure | 2014 Restructuring Provisions | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Total provision recognized	3,167,000
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Cash payments	71,000
Workforce Reduction | 2013 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	8,131,000
Closing provision	100,000
Cash payments	7,934,000
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Cash payments	43,000
Office Consolidations | 2013 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Total provision recognized	902,000
Closing provision	323,000
Cash payments	$ 579,000